Business Acquisition - Schedule of unaudited pro forma results of operations (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Pro forma revenue	¥ 3,681,270,272	¥ 1,911,340,047
Pro forma loss from operations	(879,923,547)	(696,280,827)
Pro forma net loss	¥ (903,761,476)	¥ (697,409,834)
Pro forma net loss per share, basic and diluted	¥ (111.37)	¥ (85.17)